SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Real Estate Securities Fund seeks to maximize total return by investing in securities of companies in the real estate industry, primarily equity real estate investment trusts (REITs).
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you Franklin Real Estate Securities Fund's annual report for the period ended April 30, 2001. After markedly weak performance in the past two fiscal years, real estate stocks rebounded significantly. During the 12 months under review, increased volatility in the broader U.S. equity market generated renewed interest in value stocks including real estate securities. The excellent valuation of real estate investment trusts (REITs) provided the catalyst for increased prices. For the year ended April 30, 2001, Franklin Real Estate Securities Fund - Class A posted a +22.39% cumulative total return, as shown in the Performance Summary beginning on page 6. The Fund's benchmark indexes were mixed, as the

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 14.

CONTENTS
Shareholder Letter .......................................................    1

Performance Summary ......................................................    6

Financial Highlights &
Statement of Investments .................................................   10

Financial Statements .....................................................   16

Notes to
Financial Statements .....................................................   20

Independent
Auditors' Report .........................................................   24


FUND CATEGORY

[PYRAMID GRAPHIC]

Wilshire Real Estate Securities Index returned 20.09% and Standard & Poor's 500(R) (S&P 500(R)) Composite Index returned -12.97% during the same period.(1)

The real estate sector benefited from several trends. Real estate has the pricing power advantage as owners can consistently and contractually raise prices, in the form of rent, during periods of low inflation. Given the length of the typical lease, usually seven years for office companies, this pricing power becomes especially pronounced if the "rolling" lease was originally signed during a weak economy. Tenants who enjoyed a "renter's market" in 1994 must now renegotiate new lease terms at current market rates that are substantially higher than they were seven years ago.

Equilibrium between supply and demand is also benefiting real estate. Three years of disciplined borrowing and constrained lender participation curtailed development. Few REITs were able to access the equity markets in any meaningful way, and limited capital availability curbed supply. Any development projects that reached completion were usually pre-leased to committed tenants before the first shovel broke ground. Furthermore, lenders, developers and management teams enjoy unprecedented visibility due to more reliable, sophisticated, and real-time property level data. Project-specific


(1) Source: Standard & Poor's Micropal. The unmanaged Wilshire Real Estate Securities Index is a market capitalization-weighted index composed of publicly traded REITs and real estate operating companies. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

developments offered more exposure, leaving aggressive new initiatives open to analyst and investor criticism. As a result, the supply side of the equation should become, in our opinion, less cyclical than ever before.

On April 30, 2001, the diversified property sector, comprising companies whose focus is not limited to one property type, represented your Fund's largest property-type weighting at 22.5% of total net assets. Office real estate securities, one of the best-performing property types in 2000, represented the second-largest weighting at 20.9%. Shares in office real estate represented, in our opinion, an attractive combination of compelling valuations and strong supply and demand fundamentals. Apartment real estate represented the third-largest weighting at 14.6%. We believe all three sectors have excellent long-term fundamentals and trade at reasonable valuations.

During the 12 months under review, we reduced our exposure to hotel real estate. We have become increasingly concerned about a slower-growth economy, particularly because the hotel sector, relative to other real estate property sectors, is usually the most sensitive to economic changes. As of April 30, 2001, hotel real estate represented just 5.2% of your Fund's total net assets.


PROPERTY-TYPE ALLOCATION
Based on Total Net Assets
4/30/01

[BAR GRAPH]

Diversified                                                               22.5%

Office                                                                    20.9%

Apartment                                                                 14.6%

Retail                                                                     7.5%

Industrial                                                                 6.8%

Hotel                                                                      5.2%

Self Storage                                                               2.1%

Other
                                                                           12.1%

Short-Term Investments & Other Net Assets                                  8.3%

TOP 10 HOLDINGS
4/30/01

                                                                          % OF
                                                                           TOTAL
COMPANY                                                                     NET
INDUSTRY                                                                  ASSETS
--------------------------------------------------------------------------------
Security Capital                                                           7.8%
Group Inc., B
Real Estate Operating
Companies

Equity Office                                                              5.2%
Properties Trust
REITs

Equity Residential
Properties Trust                                                           4.7%
REITs

Apartment Investment
& Management Co., A                                                        4.7%
REITs

iStar Financial Inc.                                                       3.9%
REITs

Glenborough Realty                                                         3.8%
Trust Inc.
REITs

ProLogis Trust                                                             3.8%
REITs

Cendant Corp.                                                              3.5%
Other Real Estate &
Consumer Services

Spieker Properties                                                         3.2%
Inc.
REITs

General Growth                                                             3.0%
Properties
REITs

During the period, we initiated several positions, including Canadian apartment company Boardwalk Equities. We increased our position in Boston Properties, an office REIT with properties located in supply constrained cities. Both companies traded at reasonable valuations and offered above-average growth prospects at the time of purchase. Three other purchases, real estate service and technology company Frontline Capital Group, real estate service and travel company Cendant and telecommunications tower REIT Pinnacle Holdings have above-average growth prospects and traded at historically low valuations at the time of purchase.


Among securities we sold were two health care REITs, LTC Properties and Omega Healthcare Investors. We sold both as the nursing home industry fundamentals continued to weaken significantly. We also eliminated our position in The Macerich Co., a retail REIT, amid declining fundamentals in the shopping mall sector.
4

Looking ahead, we are optimistic about the prospects for investing in real estate securities because the sector remains both undervalued and healthy. As a result of solid cash flow growth, REITs continue to trade at historically attractive valuations. At the property level, we believe the sector should continue to benefit from a balanced supply and demand environment that should result in stable operating fundamentals.

Thank you for your participation in Franklin Real Estate Securities Fund. As always, we welcome your comments or suggestions.

Sincerely,

/s/ Douglas Barton

Douglas Barton
Portfolio Manager
Franklin Real Estate Securities Fund



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.


PERFORMANCE SUMMARY AS OF 4/30/01


Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                          CHANGE       4/30/01      4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)             +$2.39       $16.26       $13.87
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                  $0.6638


CLASS B                         CHANGE       4/30/01      4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$2.36      $16.17       $13.81
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                 $0.5683

CLASS C                         CHANGE       4/30/01      4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$2.35      $16.08       $13.73
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                 $0.5583

ADVISOR CLASS                   CHANGE       4/30/01      4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)            +$2.40       $16.30       $13.90
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                 $0.7019

PERFORMANCE

                                                                                   INCEPTION
CLASS A                                              1-YEAR          5-YEAR         (1/3/94)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +22.39%         +62.53%        +119.47%
Average Annual Total Return(2)                       +15.32%         +8.91%         +10.43%
Value of $10,000 Investment(3)                       $11,532         $15,320        $20,685
Avg. Ann. Total Return (3/31/01)(4)                  +19.90%         +8.43%         +10.17%

Distribution Rate(5)                     3.85%
30-Day Standardized Yield(6)             3.74%

                                                                       INCEPTION
CLASS B                                                  1-YEAR         (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                               +21.51%        +24.23%
Average Annual Total Return(2)                           +17.51%        +8.62%
Value of $10,000 Investment(3)                           $11,751        $12,123
Avg. Ann. Total Return (3/31/01)(4)                      +22.36%        +7.74%

Distribution Rate(5)                     3.51%
30-Day Standardized Yield(6)             3.24%

                                                                                   INCEPTION
CLASS C                                              1-YEAR          5-YEAR         (5/1/95)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +21.48%         +56.63%        +92.99%
Average Annual Total Return(2)                       +19.27%         +9.16%         +11.39%
Value of $10,000 Investment(3)                       $11,927         $15,503        $19,100
Avg. Ann. Total Return (3/31/01)(4)                  +24.09%         +8.70%         +11.10%

Distribution Rate(5)                     3.44%
30-Day Standardized Yield(6)             3.21%

                                                                                   INCEPTION
ADVISOR CLASS(7)                                     1-YEAR          5-YEAR         (1/3/94)
--------------------------------------------------------------------------------------------
Cumulative Total Return(1)                           +22.72%         +67.29%        +125.90%
Average Annual Total Return(2)                       +22.72%         +10.84%        +11.76%
Value of $10,000 Investment(3)                       $12,272         $16,729        $22,590
Avg. Ann. Total Return (3/31/01)(4)                  +27.60%         +10.36%        +11.52%
Distribution Rate(5)                     4.31%
30-Day Standardized Yield(6)             4.21%

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Distribution rate is based on an annualization of the sum of the respective class's past four quarterly distributions and the maximum offering price (NAV for Class B and Advisor Class) per share on 4/30/01.

6. Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/01.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +31.78% and +6.58%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  4/30/01
1-Year                                                                   +15.32%

5-Year                                                                    +8.91%

Since Inception (1/3/94)                                                 +10.43%


AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                  4/30/01
1-Year                                                                   +17.51%

Since Inception (1/1/99)                                                  +8.62%


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (1/3/94 - 4/30/01) [COMPARISON GRAPH]

Franklin Real Estate Securities Fund
Annual Report
April 30, 2001

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING (PURSUANT TO ITEM 304
(a) OF REGULATION S-T)

GRAPHIC MATERIAL (1)
The following line graph compares the performance of Franklin Real Estate Securities Fund - Class A with that of the S&P 500 Index(8) and the Wilshire Real Estate Securities Index(8), based on a $10,000 investment from 1/3/94 to 4/30/01.

     Date          Franklin Real Estate          S&P 500        Wilshire Real Estate     S&P 500    Wilshire Real Estate
                     Securities Fund            Index (8)       Securities Index (8)    Index (8)   Securities Index (8)
------------------------------------------------------------------------------------------------------------------------
  01/03/1994              $9,425                 $10,000             $10,000
  01/31/1994              $9,661                 $10,340             $10,300            3.40%            3.00%
  02/28/1994              $10,198                $10,060             $10,721            -2.71%           4.09%
  03/31/1994              $10,066                $9,621              $10,225            -4.36%          -4.63%
  04/30/1994              $10,292                $9,744              $10,339            1.28%            1.12%
  05/31/1994              $10,481                $9,904              $10,554            1.64%            2.08%
  06/30/1994              $10,254                $9,661              $10,347            -2.45%          -1.97%
  07/31/1994              $10,245                $9,978              $10,370            3.28%            0.23%
  08/31/1994              $10,264                $10,387             $10,363            4.10%           -0.07%
  09/30/1994              $10,132                $10,134             $10,190            -2.44%          -1.67%
  10/31/1994              $9,811                 $10,362              $9,817            2.25%           -3.66%
  11/30/1994              $9,463                 $9,985               $9,433            -3.64%          -3.91%
  12/31/1994              $10,330                $10,133             $10,164            1.48%            7.75%
  01/31/1995              $9,991                 $10,395              $9,836            2.59%           -3.23%
  02/28/1995              $10,166                $10,800             $10,144            3.90%            3.13%
  03/31/1995              $10,262                $11,119             $10,203            2.95%            0.58%
  04/30/1995              $10,243                $11,446             $10,129            2.94%           -0.72%
  05/31/1995              $10,640                $11,904             $10,464            4.00%            3.31%
  06/30/1995              $10,824                $12,180             $10,647            2.32%            1.74%
  07/31/1995              $11,066                $12,584             $10,818            3.32%            1.61%
  08/31/1995              $11,308                $12,616             $10,950            0.25%            1.22%
  09/30/1995              $11,618                $13,148             $11,151            4.22%            1.84%
  10/31/1995              $11,385                $13,101             $10,806            -0.36%          -3.10%
  11/30/1995              $11,560                $13,676             $10,918            4.39%            1.04%
  12/31/1995              $12,193                $13,940             $11,551            1.93%            5.80%
  01/31/1996              $12,505                $14,414             $11,711            3.40%            1.38%
  02/29/1996              $12,667                $14,548             $11,943            0.93%            1.98%
  03/31/1996              $12,687                $14,688             $12,039            0.96%            0.81%
  04/30/1996              $12,727                $14,904             $12,094            1.47%            0.45%
  05/31/1996              $13,029                $15,288             $12,363            2.58%            2.23%
  06/30/1996              $13,160                $15,346             $12,611            0.38%            2.00%
  07/31/1996              $13,089                $14,668             $12,498            -4.42%          -0.89%
  08/31/1996              $13,704                $14,977             $13,029            2.11%            4.25%
  09/30/1996              $14,106                $15,821             $13,355            5.63%            2.50%
  10/31/1996              $14,388                $16,257             $13,717            2.76%            2.71%
  11/30/1996              $14,841                $17,486             $14,286            7.56%            4.15%
  12/31/1996              $16,157                $17,140             $15,811            -1.98%          10.67%
  01/31/1997              $16,364                $18,211             $16,037            6.25%            1.43%
  02/28/1997              $16,344                $18,353             $16,046            0.78%            0.06%
  03/31/1997              $16,447                $17,599             $16,101            -4.11%           0.34%
  04/30/1997              $16,032                $18,650             $15,581            5.97%           -3.23%
  05/31/1997              $16,603                $19,785             $16,045            6.09%            2.98%
  06/30/1997              $17,340                $20,672             $16,841            4.48%            4.96%
  07/31/1997              $17,787                $22,317             $17,395            7.96%            3.29%
  08/31/1997              $17,725                $21,068             $17,266            -5.60%          -0.74%
  09/30/1997              $19,334                $22,222             $18,969            5.48%            9.86%
  10/31/1997              $18,659                $21,480             $18,163            -3.34%          -4.25%
  11/30/1997              $19,043                $22,474             $18,528            4.63%            2.01%
  12/31/1997              $19,372                $22,861             $18,941            1.72%            2.23%
  01/31/1998              $19,169                $23,115             $18,674            1.11%           -1.41%
  02/28/1998              $19,008                $24,781             $18,435            7.21%           -1.28%
  03/31/1998              $19,447                $26,050             $18,798            5.12%            1.97%
  04/30/1998              $18,912                $26,313             $18,206            1.01%           -3.15%
  05/31/1998              $18,740                $25,861             $18,031            -1.72%          -0.96%
  06/30/1998              $18,537                $26,911             $17,936            4.06%           -0.53%
  07/31/1998              $17,306                $26,623             $16,687            -1.07%          -6.96%
  08/31/1998              $15,614                $22,773             $14,953           -14.46%          -10.39%
  09/30/1998              $16,438                $24,233             $15,791            6.41%            5.60%
  10/31/1998              $16,331                $26,203             $15,575            8.13%           -1.37%
  11/30/1998              $16,534                $27,791             $15,867            6.06%            1.88%
  12/31/1998              $16,397                $29,391             $15,640            5.76%           -1.43%
  01/31/1999              $15,870                $30,620             $15,301            4.18%           -2.17%
  02/28/1999              $15,676                $29,668             $15,180            -3.11%          -0.79%
  03/31/1999              $15,653                $30,854             $15,089            4.00%           -0.60%
  04/30/1999              $17,382                $32,049             $16,698            3.87%           10.66%
  05/31/1999              $17,599                $31,292             $16,980            -2.36%           1.69%
  06/30/1999              $17,313                $33,029             $16,691            5.55%           -1.70%
  07/31/1999              $16,523                $31,998             $16,052            -3.12%          -3.83%
  08/31/1999              $16,225                $31,838             $15,811            -0.50%          -1.50%
  09/30/1999              $15,584                $30,966             $15,098            -2.74%          -4.51%
  10/31/1999              $15,229                $32,926             $14,817            6.33%           -1.86%
  11/30/1999              $14,886                $33,595             $14,592            2.03%           -1.52%
  12/31/1999              $15,474                $35,573             $15,141            5.89%            3.76%
  01/31/2000              $15,449                $33,788             $15,203            -5.02%           0.41%
  02/29/2000              $15,122                $33,149             $14,912            -1.89%          -1.91%
  03/31/2000              $15,865                $36,391             $15,565            9.78%            4.38%
  04/30/2000              $16,901                $35,296             $16,675            -3.01%           7.13%
  05/31/2000              $17,279                $34,572             $16,875            -2.05%           1.20%
  06/30/2000              $18,110                $35,422             $17,444            2.46%            3.37%
  07/31/2000              $19,678                $34,870             $19,011            -1.56%           8.98%
  08/31/2000              $19,011                $37,035             $18,326            6.21%           -3.60%
  09/30/2000              $19,533                $35,080             $18,922            -5.28%           3.25%
  10/31/2000              $18,783                $34,932             $18,101            -0.42%          -4.34%
  11/30/2000              $18,945                $32,180             $18,508            -7.88%           2.25%
  12/31/2000              $20,246                $32,337             $19,794            0.49%            6.95%
  01/31/2001              $20,653                $33,485             $19,992            3.55%            1.00%
  02/28/2001              $20,297                $30,432             $19,576            -9.12%          -2.08%
  03/31/2001              $20,176                $28,502             $19,561            -6.34%          -0.08%
  04/30/2001              $20,685                $30,717             $20,026            7.77%            2.38%

CLASS B (1/1/99 - 4/30/01) [COMPARISON GRAPH]



GRAPHIC MATERIAL (2)
The following line graph compares the performance of Franklin Real Estate Securities Fund - Class B with that of the S&P 500 Index(8) and the Wilshire Real Estate Securities Index(8), based on a $10,000 investment from 1/1/99 to 4/30/01.

     Date           Franklin Real Estate        S&P 500       Wilshire Real Estate       S&P 500      Wilshire Real Estate
                      Securities Fund          Index (8)      Securities Index (8)      Index (8)     Securities Index (8)
--------------------------------------------------------------------------------------------------------------------------
  01/01/1999              $10,000              $10,000            $10,000
  01/31/1999               $9,679              $10,418            $9,783                 4.18%              -2.17%
  02/28/1999               $9,553              $10,094            $9,706                 -3.11%             -0.79%
  03/31/1999               $9,539              $10,498            $9,647                 4.00%              -0.60%
  04/30/1999              $10,587              $10,904            $10,676                3.87%              10.66%
  05/31/1999              $10,712              $10,647            $10,856                -2.36%              1.69%
  06/30/1999              $10,531              $11,238            $10,672                5.55%              -1.70%
  07/31/1999              $10,049              $10,887            $10,263                -3.12%             -3.83%
  08/31/1999               $9,860              $10,833            $10,109                -0.50%             -1.50%
  09/30/1999               $9,462              $10,536            $9,653                 -2.74%             -4.51%
  10/31/1999               $9,246              $11,203            $9,474                 6.33%              -1.86%
  11/30/1999               $9,029              $11,430            $9,330                 2.03%              -1.52%
  12/31/1999               $9,375              $12,103            $9,680                 5.89%               3.76%
  01/31/2000               $9,360              $11,496            $9,720                 -5.02%              0.41%
  02/29/2000               $9,153              $11,278            $9,534                 -1.89%             -1.91%
  03/31/2000               $9,594              $12,381            $9,952                 9.78%               4.38%
  04/30/2000              $10,224              $12,009            $10,662                -3.01%              7.13%
  05/31/2000              $10,438              $11,763            $10,790                -2.05%              1.20%
  06/30/2000              $10,941              $12,052            $11,153                2.46%               3.37%
  07/31/2000              $11,878              $11,864            $12,155                -1.56%              8.98%
  08/31/2000              $11,473              $12,601            $11,717                6.21%              -3.60%
  09/30/2000              $11,780              $11,935            $12,098                -5.28%              3.25%
  10/31/2000              $11,318              $11,885            $11,573                -0.42%             -4.34%
  11/30/2000              $11,409              $10,949            $11,833                -7.88%              2.25%
  12/31/2000              $12,185              $11,002            $12,656                0.49%               6.95%
  01/31/2001              $12,423              $11,393            $12,782                3.55%               1.00%
  02/28/2001              $12,200              $10,354            $12,516                -9.12%             -2.08%
  03/31/2001              $12,123               $9,697            $12,506                -6.34%             -0.08%
  04/30/2001              $12,123              $10,451            $12,804                7.77%               2.38%

CLASS C (5/1/95 - 4/30/01) [COMPARISON GRAPH]

GRAPHIC MATERIAL (3)
The following line graph compares the performance of Franklin Real Estate Securities Fund - Class C with that of the S&P 500 Index(8) and the Wilshire Real Estate Securities Index(8), based on a $10,000 investment from 5/1/95 to 4/30/01.

     Date           Franklin Real Estate       S&P 500        Wilshire Real Estate     S&P 500     Wilshire Real Estate
                     Securities Fund          Index (8)       Securities Index (8)    Index (8)    Securities Index (8)
-----------------------------------------------------------------------------------------------------------------------
  05/01/1995               $9,897              $10,000            $10,000
  05/31/1995              $10,262              $10,400            $10,331               4.00%            3.31%
  06/30/1995              $10,439              $10,641            $10,511               2.32%            1.74%
  07/31/1995              $10,654              $10,995            $10,680               3.32%            1.61%
  08/31/1995              $10,888              $11,022            $10,810               0.25%            1.22%
  09/30/1995              $11,178              $11,487            $11,009               4.22%            1.84%
  10/31/1995              $10,953              $11,446            $10,668               -0.36%          -3.10%
  11/30/1995              $11,103              $11,948            $10,779               4.39%            1.04%
  12/31/1995              $11,709              $12,179            $11,404               1.93%            5.80%
  01/31/1996              $11,991              $12,593            $11,561               3.40%            1.38%
  02/29/1996              $12,146              $12,710            $11,790               0.93%            1.98%
  03/31/1996              $12,165              $12,832            $11,886               0.96%            0.81%
  04/30/1996              $12,194              $13,021            $11,939               1.47%            0.45%
  05/31/1996              $12,476              $13,357            $12,206               2.58%            2.23%
  06/30/1996              $12,583              $13,407            $12,450               0.38%            2.00%
  07/31/1996              $12,515              $12,815            $12,339               -4.42%          -0.89%
  08/31/1996              $13,088              $13,085            $12,863               2.11%            4.25%
  09/30/1996              $13,466              $13,822            $13,185               5.63%            2.50%
  10/31/1996              $13,728              $14,203            $13,542               2.76%            2.71%
  11/30/1996              $14,156              $15,277            $14,104               7.56%            4.15%
  12/31/1996              $15,395              $14,975            $15,609               -1.98%          10.67%
  01/31/1997              $15,585              $15,911            $15,832               6.25%            1.43%
  02/28/1997              $15,555              $16,035            $15,842               0.78%            0.06%
  03/31/1997              $15,635              $15,376            $15,896               -4.11%           0.34%
  04/30/1997              $15,236              $16,294            $15,382               5.97%           -3.23%
  05/31/1997              $15,775              $17,286            $15,841               6.09%            2.98%
  06/30/1997              $16,464              $18,060            $16,626               4.48%            4.96%
  07/31/1997              $16,873              $19,498            $17,173               7.96%            3.29%
  08/31/1997              $16,803              $18,406            $17,046               -5.60%          -0.74%
  09/30/1997              $18,321              $19,415            $18,727               5.48%            9.86%
  10/31/1997              $17,672              $18,766            $17,931               -3.34%          -4.25%
  11/30/1997              $18,021              $19,635            $18,291               4.63%            2.01%
  12/31/1997              $18,328              $19,973            $18,699               1.72%            2.23%
  01/31/1998              $18,113              $20,195            $18,436               1.11%           -1.41%
  02/28/1998              $17,959              $21,651            $18,200               7.21%           -1.28%
  03/31/1998              $18,359              $22,759            $18,558               5.12%            1.97%
  04/30/1998              $17,836              $22,989            $17,974               1.01%           -3.15%
  05/31/1998              $17,672              $22,594            $17,801               -1.72%          -0.96%
  06/30/1998              $17,467              $23,511            $17,707               4.06%           -0.53%
  07/31/1998              $16,299              $23,259            $16,474               -1.07%          -6.96%
  08/31/1998              $14,699              $19,896            $14,763              -14.46%          -10.39%
  09/30/1998              $15,468              $21,171            $15,589               6.41%            5.60%
  10/31/1998              $15,355              $22,893            $15,376               8.13%           -1.37%
  11/30/1998              $15,530              $24,280            $15,665               6.06%            1.88%
  12/31/1998              $15,394              $25,678            $15,441               5.76%           -1.43%
  01/31/1999              $14,894              $26,752            $15,106               4.18%           -2.17%
  02/28/1999              $14,698              $25,920            $14,987               -3.11%          -0.79%
  03/31/1999              $14,676              $26,956            $14,897               4.00%           -0.60%
  04/30/1999              $16,286              $28,000            $16,485               3.87%           10.66%
  05/31/1999              $16,482              $27,339            $16,763               -2.36%           1.69%
  06/30/1999              $16,199              $28,856            $16,478               5.55%           -1.70%
  07/31/1999              $15,460              $27,956            $15,847               -3.12%          -3.83%
  08/31/1999              $15,166              $27,816            $15,609               -0.50%          -1.50%
  09/30/1999              $14,557              $27,054            $14,905               -2.74%          -4.51%
  10/31/1999              $14,219              $28,766            $14,628               6.33%           -1.86%
  11/30/1999              $13,893              $29,350            $14,406               2.03%           -1.52%
  12/31/1999              $14,423              $31,079            $14,947               5.89%            3.76%
  01/31/2000              $14,400              $29,519            $15,009               -5.02%           0.41%
  02/29/2000              $14,081              $28,961            $14,722               -1.89%          -1.91%
  03/31/2000              $14,761              $31,794            $15,367               9.78%            4.38%
  04/30/2000              $15,723              $30,837            $16,463               -3.01%           7.13%
  05/31/2000              $16,055              $30,204            $16,660               -2.05%           1.20%
  06/30/2000              $16,830              $30,947            $17,222               2.46%            3.37%
  07/31/2000              $18,266              $30,465            $18,768               -1.56%           8.98%
  08/31/2000              $17,641              $32,356            $18,092               6.21%           -3.60%
  09/30/2000              $18,109              $30,648            $18,680               -5.28%           3.25%
  10/31/2000              $17,406              $30,519            $17,870               -0.42%          -4.34%
  11/30/2000              $17,547              $28,114            $18,272               -7.88%           2.25%
  12/31/2000              $18,732              $28,252            $19,542               0.49%            6.95%
  01/31/2001              $19,100              $29,255            $19,737               3.55%            1.00%
  02/28/2001              $18,768              $26,587            $19,327               -9.12%          -2.08%
  03/31/2001              $18,649              $24,901            $19,311               -6.34%          -0.08%
  04/30/2001              $19,100              $26,836            $19,771               7.77%            2.38%


AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   +19.27%

5-Year                                                                    +9.16%

Since Inception (5/1/95)                                                 +11.39%


ADVISOR CLASS (1/3/94-4/30/01)(9) [COMPARISON GRAPH]



GRAPHIC MATERIAL (4)
The following line graph compares the performance of Franklin Real Estate Securities Fund - Advisor Class with that of the S&P 500 Index(8) and the Wilshire Real Estate Securities Index(8), based on a $10,000 investment from 1/3/94 to 4/30/01.

      Date        Franklin Real Estate        S&P 500       Wilshire Real Estate      S&P 500       Wilshire Real Estate
                    Securities Fund          Index (8)       Securities Index (8)    Index (8)      Securities Index (8)
------------------------------------------------------------------------------------------------------------------------
   01/03/1994            $10,000              $10,000              $10,000
   01/31/1994            $10,250              $10,340              $10,300              3.40%              3.00%
   02/28/1994            $10,820              $10,060              $10,721             -2.71%              4.09%
   03/31/1994            $10,680               $9,621              $10,225             -4.36%             -4.63%
   04/30/1994            $10,920               $9,744              $10,339              1.28%              1.12%
   05/31/1994            $11,120               $9,904              $10,554              1.64%              2.08%
   06/30/1994            $10,880               $9,661              $10,347             -2.45%             -1.97%
   07/31/1994            $10,870               $9,978              $10,370              3.28%              0.23%
   08/31/1994            $10,890              $10,387              $10,363              4.10%             -0.07%
   09/30/1994            $10,750              $10,134              $10,190             -2.44%             -1.67%
   10/31/1994            $10,410              $10,362              $9,817               2.25%             -3.66%
   11/30/1994            $10,040               $9,985              $9,433              -3.64%             -3.91%
   12/31/1994            $10,960              $10,133              $10,164              1.48%              7.75%
   01/31/1995            $10,601              $10,395              $9,836               2.59%             -3.23%
   02/28/1995            $10,786              $10,800              $10,144              3.90%              3.13%
   03/31/1995            $10,888              $11,119              $10,203              2.95%              0.58%
   04/30/1995            $10,868              $11,446              $10,129              2.94%             -0.72%
   05/31/1995            $11,289              $11,904              $10,464              4.00%              3.31%
   06/30/1995            $11,484              $12,180              $10,647              2.32%              1.74%
   07/31/1995            $11,741              $12,584              $10,818              3.32%              1.61%
   08/31/1995            $11,998              $12,616              $10,950              0.25%              1.22%
   09/30/1995            $12,327              $13,148              $11,151              4.22%              1.84%
   10/31/1995            $12,080              $13,101              $10,806             -0.36%             -3.10%
   11/30/1995            $12,265              $13,676              $10,918              4.39%              1.04%
   12/31/1995            $12,937              $13,940              $11,551              1.93%              5.80%
   01/31/1996            $13,268              $14,414              $11,711              3.40%              1.38%
   02/29/1996            $13,439              $14,548              $11,943              0.93%              1.98%
   03/31/1996            $13,461              $14,688              $12,039              0.96%              0.81%
   04/30/1996            $13,503              $14,904              $12,094              1.47%              0.45%
   05/31/1996            $13,824              $15,288              $12,363              2.58%              2.23%
   06/30/1996            $13,963              $15,346              $12,611              0.38%              2.00%
   07/31/1996            $13,888              $14,668              $12,498             -4.42%             -0.89%
   08/31/1996            $14,540              $14,977              $13,029              2.11%              4.25%
   09/30/1996            $14,967              $15,821              $13,355              5.63%              2.50%
   10/31/1996            $15,266              $16,257              $13,717              2.76%              2.71%
   11/30/1996            $15,747              $17,486              $14,286              7.56%              4.15%
   12/31/1996            $17,142              $17,140              $15,811             -1.98%             10.67%
   01/31/1997            $17,363              $18,211              $16,037              6.25%              1.43%
   02/28/1997            $17,352              $18,353              $16,046              0.78%              0.06%
   03/31/1997            $17,462              $17,599              $16,101             -4.11%              0.34%
   04/30/1997            $17,021              $18,650              $15,581              5.97%             -3.23%
   05/31/1997            $17,638              $19,785              $16,045              6.09%              2.98%
   06/30/1997            $18,420              $20,672              $16,841              4.48%              4.96%
   07/31/1997            $18,905              $22,317              $17,395              7.96%              3.29%
   08/31/1997            $18,839              $21,068              $17,266             -5.60%             -0.74%
   09/30/1997            $20,546              $22,222              $18,969              5.48%              9.86%
   10/31/1997            $19,841              $21,480              $18,163             -3.34%             -4.25%
   11/30/1997            $20,260              $22,474              $18,528              4.63%              2.01%
   12/31/1997            $20,611              $22,861              $18,941              1.72%              2.23%
   01/31/1998            $20,407              $23,115              $18,674              1.11%             -1.41%
   02/28/1998            $20,236              $24,781              $18,435              7.21%             -1.28%
   03/31/1998            $20,703              $26,050              $18,798              5.12%              1.97%
   04/30/1998            $20,145              $26,313              $18,206              1.01%             -3.15%
   05/31/1998            $19,963              $25,861              $18,031             -1.72%             -0.96%
   06/30/1998            $19,746              $26,911              $17,936              4.06%             -0.53%
   07/31/1998            $18,449              $26,623              $16,687             -1.07%             -6.96%
   08/31/1998            $16,651              $22,773              $14,953             -14.46%            -10.39%
   09/30/1998            $17,539              $24,233              $15,791              6.41%              5.60%
   10/31/1998            $17,413              $26,203              $15,575              8.13%             -1.37%
   11/30/1998            $17,641              $27,791              $15,867              6.06%              1.88%
   12/31/1998            $17,497              $29,391              $15,640              5.76%             -1.43%
   01/31/1999            $16,948              $30,620              $15,301              4.18%             -2.17%
   02/28/1999            $16,741              $29,668              $15,180             -3.11%             -0.79%
   03/31/1999            $16,728              $30,854              $15,089              4.00%             -0.60%
   04/30/1999            $18,559              $32,049              $16,698              3.87%             10.66%
   05/31/1999            $18,803              $31,292              $16,980             -2.36%              1.69%
   06/30/1999            $18,498              $33,029              $16,691              5.55%             -1.70%
   07/31/1999            $17,668              $31,998              $16,052             -3.12%             -3.83%
   08/31/1999            $17,351              $31,838              $15,811             -0.50%             -1.50%
   09/30/1999            $16,667              $30,966              $15,098             -2.74%             -4.51%
   10/31/1999            $16,289              $32,926              $14,817              6.33%             -1.86%
   11/30/1999            $15,923              $33,595              $14,592              2.03%             -1.52%
   12/31/1999            $16,555              $35,573              $15,141              5.89%              3.76%
   01/31/2000            $16,542              $33,788              $15,203             -5.02%              0.41%
   02/29/2000            $16,180              $33,149              $14,912             -1.89%             -1.91%
   03/31/2000            $16,980              $36,391              $15,565              9.78%              4.38%
   04/30/2000            $18,100              $35,296              $16,675             -3.01%              7.13%
   05/31/2000            $18,504              $34,572              $16,875             -2.05%              1.20%
   06/30/2000            $19,404              $35,422              $17,444              2.46%              3.37%
   07/31/2000            $21,080              $34,870              $19,011             -1.56%              8.98%
   08/31/2000            $20,380              $37,035              $18,326              6.21%             -3.60%
   09/30/2000            $20,940              $35,080              $18,922             -5.28%              3.25%
   10/31/2000            $20,137              $34,932              $18,101             -0.42%             -4.34%
   11/30/2000            $20,311              $32,180              $18,508             -7.88%              2.25%
   12/31/2000            $21,719              $32,337              $19,794              0.49%              6.95%
   01/31/2001            $22,155              $33,485              $19,992              3.55%              1.00%
   02/28/2001            $21,787              $30,432              $19,576             -9.12%             -2.08%
   03/31/2001            $21,667              $28,502              $19,561             -6.34%             -0.08%
   04/30/2001            $22,590              $30,717              $20,026              7.77%              2.38%

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(9)                                                         4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   +22.72%

5-Year                                                                   +10.84%

Since Inception (1/3/94)                                                 +11.76%


8. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The Wilshire Real Estate Securities Index is a market capitalization-weighted index composed of publicly traded real estate investment trusts (REITs) and real estate operating companies.


9. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights

                                                                                        CLASS A
                                                         -----------------------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                         -----------------------------------------------------------------------
                                                            2001           2000           1999           1998            1997
                                                         -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
   Net asset value, beginning of year                    $   13.87      $   15.18      $   17.66      $   15.44        $   12.64
                                                         -----------------------------------------------------------------------
Income from investment operations:
   Net investment income(a)                                    .64            .67            .81            .63              .49

   Net realized and unrealized gains (losses)                 2.41          (1.23)         (2.31)          2.14             2.77
                                                         -----------------------------------------------------------------------
Total from investment operations                              3.05           (.56)         (1.50)          2.77             3.26
                                                         -----------------------------------------------------------------------

Less distributions from:
   Net investment income                                      (.66)          (.68)          (.75)          (.48)            (.36)

   Net realized gains                                           --           (.07)          (.23)          (.07)            (.10)
                                                         -----------------------------------------------------------------------
Total distributions                                           (.66)          (.75)          (.98)          (.55)            (.46)
                                                         -----------------------------------------------------------------------
Net asset value, end of year                             $   16.26      $   13.87      $   15.18      $   17.66        $   15.44
                                                         =======================================================================


Total return(b)                                              22.39%         (2.77)%        (8.09)%        17.96%           25.97%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                          $ 356,296      $ 332,562      $ 278,301      $ 330,030        $ 153,520

Ratios to average net assets:
   Expenses                                                   1.04%          1.02%           .96%          1.00%             .98%

   Expenses excluding waiver and payments by affiliate        1.04%          1.02%           .96%          1.03%            1.09%

   Net investment income                                      4.16%          4.93%          5.15%          3.50%            3.88%

Portfolio turnover rate                                      29.03%         25.44%         25.97%          6.10%            6.80%

(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b) Total return does not reflect the sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)

                                                                      CLASS B
                                                   ---------------------------------------------
                                                                YEAR ENDED APRIL 30,
                                                   ---------------------------------------------
                                                      2001              2000           1999(c)
                                                   ---------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                 $    13.81        $    15.16       $    14.32
                                                   ---------------------------------------------
Income from investment operations:
   Net investment income(a)                               .48               .56              .10

   Net realized and unrealized gains (losses)            2.45             (1.21)             .74
                                                   ---------------------------------------------
Total from investment operations                         2.93              (.65)             .84
                                                   ---------------------------------------------
Less distributions from:
   Net investment income                                 (.57)             (.63)              --

   Net realized gains                                      --              (.07)              --
                                                   ---------------------------------------------
Total distributions                                      (.57)             (.70)              --
                                                   ---------------------------------------------
Net asset value, end of year                       $    16.17        $    13.81       $    15.16
                                                   =============================================


Total return(b)                                         21.51%            (3.43)%           5.87%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                    $   12,264        $    4,889       $    1,119

Ratios to average net assets:
   Expenses                                              1.79%             1.77%            1.57%(d)

   Net investment income                                 3.11%             4.25%            4.54%(d)

Portfolio turnover rate                                 29.03%            25.44%           25.97%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1999 (effective date) to April 30, 1999.

(d) Annualized


                       See notes to financial statements.                     11

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)

                                                                                            CLASS C
                                                         ---------------------------------------------------------------------------
                                                                                      YEAR ENDED APRIL 30,
                                                         ---------------------------------------------------------------------------
                                                             2001            2000             1999             1998            1997
                                                         ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                       $  13.73        $  14.97        $   17.40        $   15.26        $  12.56
                                                         ---------------------------------------------------------------------------
Income from investment operations:
   Net investment income(a)                                   .51             .55              .68              .45             .43

   Net realized and unrealized gains (losses)                2.40           (1.18)           (2.25)            2.15            2.68
                                                         ---------------------------------------------------------------------------
Total from investment operations                             2.91            (.63)           (1.57)            2.60            3.11
                                                         ---------------------------------------------------------------------------
Less distributions from:
   Net investment income                                     (.56)           (.54)            (.63)            (.39)           (.31)

   Net realized gains                                          --            (.07)            (.23)            (.07)           (.10)
                                                         ---------------------------------------------------------------------------

Total distributions                                          (.56)           (.61)            (.86)            (.46)           (.41)
                                                         ---------------------------------------------------------------------------
Net asset value, end of year                             $  16.08        $  13.73        $   14.97        $   17.40        $  15.26
                                                         ===========================================================================

Total return(b)                                             21.48%          (3.46)%          (8.69)%          17.07%          24.94%



RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                          $ 96,364        $ 77,635        $ 105,861        $ 137,048        $ 58,540

Ratios to average net assets:
   Expenses                                                  1.78%           1.77%            1.71%            1.75%           1.75%

   Expenses excluding waiver and payments by affiliate       1.78%           1.77%            1.71%            1.78%           1.86%

   Net investment income                                     3.36%           4.08%            4.40%            2.77%           2.92%

Portfolio turnover rate                                     29.03%          25.44%           25.97%            6.10%           6.80%

(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.


12                     See notes to financial statements.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Highlights (continued)

                                                                                          ADVISOR CLASS
                                                                     ---------------------------------------------------------
                                                                                        YEAR ENDED APRIL 30,
                                                                     ---------------------------------------------------------
                                                                       2001        2000         1999       1998        1997(c)
                                                                     ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year.................................. $13.90      $15.21       $17.70     $15.45       $15.30
                                                                     ---------------------------------------------------------
Income from investment operations:
  Net investment income(a)..........................................    .63         .73         1.44        .52          .18
  Net realized and unrealized gains (losses)........................   2.47       (1.25)       (2.91)      2.31         (.03)
                                                                     ---------------------------------------------------------
Total from investment operations....................................   3.10        (.52)       (1.47)      2.83          .15
                                                                     ---------------------------------------------------------
Less distributions from:
  Net investment income.............................................   (.70)       (.72)        (.79)      (.51)          --
  Net realized gains................................................     --        (.07)        (.23)      (.07)          --
                                                                     ---------------------------------------------------------
Total distributions.................................................   (.70)       (.79)       (1.02)      (.58)          --
                                                                     ---------------------------------------------------------
Net asset value, end of year........................................ $16.30      $13.90       $15.21     $17.70       $15.45
                                                                     =========================================================
Total return(b).....................................................  22.72%      (2.47)%      (7.87)%    18.35%         .98%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)..................................... $9,438      $3,915       $2,576     $8,929         $625
Ratios to average net assets:
  Expenses..........................................................    .79%        .77%         .71%       .75%         .75%(d)
  Expenses excluding waiver and payments by affiliate...............    .79%        .77%         .71%       .78%         .86%(d)
  Net investment income.............................................   4.06%       5.27%        5.40%      3.97%        3.44%(d)
Portfolio turnover rate.............................................  29.03%      25.44%       25.97%      6.10%        6.80%


(a) Based on average shares outstanding for year ended April 30, 1997 and effective April 30, 2000.
(b) Total return is not annualized for periods less than one year.
(c) For the period January 2, 1997 (effective date) to April 30, 1997.
(d) Annualized


                      See notes to financial statements.                      13

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2001


                                                                                                      SHARES         VALUE
----------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS 91.7%........................................................................
      HOTEL/RESORTS 2.6%
(a,c) Candlewood Hotel Co. Inc. .................................................................    685,000      $1,712,500
  (a) MeriStar Hotels & Resorts Inc. ............................................................    392,000         666,400
      Starwood Hotels & Resorts Worldwide Inc. ..................................................    280,800      10,134,072
                                                                                                                 -----------
                                                                                                                  12,512,972
                                                                                                                 ===========
  (a) OTHER REAL ESTATE AND CONSUMER SERVICES 6.5%
      Cendant Corp. .............................................................................    927,500      16,453,850
      Frontline Capital Group....................................................................  1,567,500      14,107,500
                                                                                                                 -----------
                                                                                                                  30,561,350
                                                                                                                 ===========
      REAL ESTATE INVESTMENT TRUSTS 72.5%
      Alexandria Real Estate Equities Inc. ......................................................    341,900      12,691,328
      Apartment Investment & Management Co., A...................................................    497,500      22,178,550
      Archstone Communities Trust................................................................    240,000       6,187,200
      Arden Realty Inc. .........................................................................    241,000       6,041,870
      Avalonbay Communities Inc. ................................................................    105,000       4,767,000
      Boston Properties Inc. ....................................................................    110,000       4,346,100
      Brandywine Realty Trust....................................................................    657,300      12,961,956
      Cabot Industrial Trust.....................................................................    145,000       2,823,150
      CarrAmerica Realty Corp. ..................................................................    400,900      11,525,875
      Charles E. Smith Residential Realty Inc. ..................................................     80,000       3,600,000
      Chelsea Property Group Inc. ...............................................................    170,000       7,437,500
      Duke-Weeks Realty Corp. ...................................................................    598,752      13,795,246
      Equity Office Properties Trust.............................................................    871,000      24,867,050
      Equity Residential Properties Trust........................................................    428,800      22,507,712
      General Growth Properties Inc. ............................................................    393,830      14,221,201
      Glenborough Realty Trust Inc. .............................................................  1,049,000      18,252,600
      Glimcher Realty Trust......................................................................    627,900       9,588,033
      Highwoods Properties Inc. .................................................................    245,800       6,317,060
      iStar Financial Inc. ......................................................................    732,600      18,315,000
      Liberty Property Trust.....................................................................    475,000      13,703,750
      MeriStar Hospitality Corp. ................................................................    602,800      12,116,280
   (a)Pinnacle Holdings Inc. ....................................................................    795,300       7,038,405
      ProLogis Trust.............................................................................    869,600      17,913,760
      PS Business Parks Inc. ....................................................................    430,000      11,489,600
      Public Storage Inc. .......................................................................    375,400      10,222,142
      Reckson Associates Realty Corp., B.........................................................    501,600      12,540,000
      Simon Property Group Inc. .................................................................    168,100       4,449,607
      SL Green Realty Corp. .....................................................................    174,500       4,992,445
      Spieker Properties Inc. ...................................................................    275,000      15,180,000
      Vornado Realty Trust.......................................................................    320,000      11,750,400
                                                                                                                 -----------
                                                                                                                 343,820,820
                                                                                                                 ===========

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2001(CONT.)

                                                                                                    SHARES          VALUE
----------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS (CONT.)
     REAL ESTATE OPERATING COMPANIES 10.1%
     Boardwalk Equities Inc. (Canada)............................................................  1,211,500     $ 9,837,380
  (a)Northstar Capital Investment Corp.,144A.....................................................    100,000       1,450,000
  (a)Security Capital Group Inc., B..............................................................  1,780,025      36,846,518
                                                                                                                 -----------
                                                                                                                  48,133,898
                                                                                                                 ===========
     TOTAL COMMON STOCKS (COST $370,707,286).....................................................                435,029,040
                                                                                                                 -----------
  (b)SHORT TERM INVESTMENTS 9.7%
     Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $46,032,188)............ 46,032,188      46,032,188
                                                                                                                 -----------
     TOTAL INVESTMENTS (COST $416,739,474) 101.4%................................................                481,061,228
     OTHER ASSETS, LESS LIABILITIES (1.4%).......................................................                 (6,699,725)
                                                                                                                 -----------
     NET ASSETS 100.0%...........................................................................               $474,361,503
                                                                                                                 ===========

(a) Non-income producing
(b) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers, Inc.
(c) The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in non-controlled "affiliated companies" at April 30, 2001 were $1,712,500.


                      See notes to financial statements.                      15

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001

Assets:
  Investments in securities:
    Cost - Unaffiliated issuers..................................................................      $412,018,954
    Cost - Non-controlled affiliated issuers.....................................................         4,720,520
                                                                                                       ============
    Value - Unaffiliated issuers.................................................................       479,348,728
    Value - Non-controlled affiliated issuers....................................................         1,712,500
  Receivables:
    Capital shares sold..........................................................................         1,276,182
    Dividends....................................................................................            46,800
                                                                                                       ------------
        Total assets.............................................................................       482,384,210
                                                                                                       ------------
  Liabilities:
  Payables:
    Investment securities purchased..............................................................         2,902,901
    Capital shares redeemed......................................................................         4,383,636
    Affiliates...................................................................................           420,677
  Other liabilities..............................................................................           315,493
                                                                                                       ------------
        Total liabilities........................................................................         8,022,707
                                                                                                       ------------
         Net assets, at value....................................................................      $474,361,503
                                                                                                       ============

  Net assets consist of:
    Undistributed net investment income..........................................................      $  3,662,151
    Net unrealized appreciation..................................................................        64,321,754
    Accumulated net realized loss................................................................       (48,140,846)
    Capital shares...............................................................................       454,518,444
                                                                                                       ------------
         Net assets, at value....................................................................      $474,361,503
                                                                                                       ============


16                       See notes to financial statements.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements(continued)

STATEMENT OF ASSETS AND LIABILITIES(CONT.)
APRIL 30, 2001

CLASS A:
  Net assets, at value...........................................................................      $356,295,571
                                                                                                       ============
  Shares outstanding.............................................................................        21,914,892
                                                                                                       ============
  Net asset value per share(a).....................................................................          $16.26
                                                                                                       ============
  Maximum offering price per share (net asset value per share / 94.25%)..........................            $17.25
                                                                                                       ============
CLASS B:
  Net assets, at value...........................................................................      $ 12,263,539
                                                                                                       ============
  Shares outstanding.............................................................................           758,600
                                                                                                       ============
  Net asset value and maximum offering price per share(a)........................................            $16.17
                                                                                                       ============
CLASS C:
  Net assets, at value...........................................................................      $ 96,364,396
                                                                                                       ============
  Shares outstanding.............................................................................         5,992,800
                                                                                                       ============
  Net asset value per share(a)...................................................................            $16.08
                                                                                                       ============
  Maximum offering price per share (net asset value per share / 99%).............................            $16.24
                                                                                                       ============
ADVISOR CLASS:
  Net assets, at value...........................................................................      $  9,437,997
                                                                                                       ============
  Shares outstanding.............................................................................           579,151
                                                                                                       ============
  Net asset value and maximum offering price per share...........................................            $16.30
                                                                                                       ============


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                      See notes to financial statements.                      17

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements(continued)


STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001

Investment income:
(net of foreign taxes of $31,625)
  Dividends......................................................................................  $ 23,347,901
                                                                                                   ------------
Expenses:
  Management fees (Note 3).......................................................................     2,188,610
  Distribution fees (Note 3)
    Class A......................................................................................       883,608
    Class B......................................................................................        80,764
    Class C .....................................................................................       868,816
  Transfer agent fees (Note 3) ..................................................................     1,096,054
  Custodian fees ................................................................................         7,452
  Registration and filing fees ..................................................................       138,459
  Professional fees (Note 3) ....................................................................        67,737
  Trustees' fees and expenses ...................................................................        15,778
  Other .........................................................................................        51,090
                                                                                                   ------------
        Total expenses ..........................................................................     5,398,368
                                                                                                   ------------
         Net investment income ..................................................................    17,949,533
                                                                                                   ------------
Realized and unrealized gains (losses):
  Net realized loss from:
    Investments .................................................................................   (23,755,751)
    Foreign currency transactions ...............................................................        (6,607)
                                                                                                   ------------
        Net realized loss .......................................................................   (23,762,358)
  Net unrealized appreciation on:
    Investments .................................................................................    95,975,410
    Translation of assets and liabilities denominated in foreign currencies .....................           363
                                                                                                   ------------
        Net unrealized appreciation .............................................................    95,975,773
                                                                                                   ------------
Net realized and unrealized gain ................................................................    72,213,415
                                                                                                   ------------
Net increase in net assets resulting from operations ............................................  $ 90,162,948
                                                                                                   ============





18                       See notes to financial statements.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000

                                                                         2001                   2000
                                                                    ------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................................   $  17,949,533         $  18,593,465
  Net realized loss from investments and foreign
   currency transactions ........................................     (23,762,358)          (24,176,738)
  Net unrealized appreciation (depreciation) on investments
   and translation of assets and liabilities denominated in
   foreign currencies ...........................................      95,975,773            (7,310,142)
                                                                    ------------------------------------
        Net increase (decrease) in net assets resulting from
         operations .............................................      90,162,948           (12,893,415)
Distributions to shareholders from:
 Net investment income:
  Class A .......................................................     (14,749,733)          (14,853,196)
  Class B .......................................................        (268,229)             (168,494)
  Class C .......................................................      (3,179,390)           (3,322,347)
  Advisor Class .................................................        (267,019)             (792,452)
 Net realized gains:
  Class A .......................................................              --            (1,586,241)
  Class B .......................................................              --               (18,922)
  Class C .......................................................              --              (451,133)
  Advisor Class .................................................              --               (82,460)
                                                                    ------------------------------------
 Total distributions to shareholders ............................     (18,464,371)          (21,275,245)
 Capital share transactions: (Note 2)
  Class A .......................................................     (32,496,587)           76,055,854
  Class B .......................................................       6,261,654             3,817,794
  Class C .......................................................       5,273,500           (18,711,550)
  Advisor Class .................................................       4,622,941             4,150,460
                                                                    ------------------------------------
 Total capital share transactions ...............................     (16,338,492)           65,312,558
        Net increase in net assets ..............................      55,360,085            31,143,898
Net assets:
 Beginning of year ..............................................     419,001,418           387,857,520
                                                                    ------------------------------------
 End of year ....................................................   $ 474,361,503         $ 419,001,418
                                                                    ====================================
Undistributed net investment income included in net assets:
 End of year ....................................................   $   3,662,151         $   4,183,596
                                                                    ====================================

                       See notes to financial statements.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Real Estate Securities Fund (the Fund) is a separate, non-diversified series of Franklin Real Estate Securities Trust (the Trust), which is an open-end investment company registered under the Investment Company of 1940. The Fund seeks total return.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over- the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                 YEAR ENDED APRIL 30,
                                     ------------------------------------------------------------------------------
                                                  2001                                        2000
                                     ------------------------------------------------------------------------------
                                         SHARES              AMOUNT                 SHARES               AMOUNT
                                     ------------------------------------------------------------------------------
CLASS A SHARES:
Shares sold .....................     14,544,385         $ 223,023,124            11,394,311         $ 155,053,740
Shares issued in merger(a) ......             --                    --             4,934,693            67,161,175
Shares issued in reinvestment
  of distributions ..............        860,806            13,169,403             1,247,787            14,707,441
Shares redeemed .................    (17,470,177)         (268,689,114)          (11,936,129)         (160,866,502)
                                     ------------------------------------------------------------------------------
Net increase (decrease) .........     (2,064,986)        $ (32,496,587)            5,640,662         $  76,055,854
                                     ==============================================================================
Class B Shares:
Shares sold .....................        456,680         $   7,057,168               305,169         $   4,166,852
Shares issued in reinvestment
  of distributions ..............         15,379               235,034                14,067               165,309
Shares redeemed ................         (67,561)           (1,030,548)              (38,997)             (514,367)
                                     ------------------------------------------------------------------------------
Net increase ...................         404,498         $   6,261,654               280,239         $   3,817,794
                                     ==============================================================================

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)


2.  SHARES OF BENEFICIAL INTEREST (cont.)

                                                                                  YEAR ENDED APRIL 30,
                                                        --------------------------------------------------------------------------
                                                                    2001                                      2000
                                                        --------------------------------------------------------------------------
                                                          SHARES              AMOUNT                SHARES              AMOUNT
                                                        --------------------------------------------------------------------------
CLASS C SHARES:
Shares sold ....................................         1,366,480         $ 20,893,116            1,187,506         $ 16,132,603
Shares issued in merger(a) .....................                --                   --              264,812            3,545,838
Shares issued in reinvestment of distributions..           180,421            2,733,901              279,374            3,262,585
Shares redeemed ................................        (1,209,050)         (18,353,517)          (3,149,621)         (41,652,576)
                                                        --------------------------------------------------------------------------
Net increase (decrease) ........................           337,851         $  5,273,500           (1,417,929)        $(18,711,550)
                                                        ==========================================================================
ADVISOR CLASS SHARES:
Shares sold ....................................           337,749         $  5,253,145            1,761,809         $ 26,587,748
Shares issued in reinvestment of distributions..            14,642              225,526               71,271              840,480
Shares redeemed ................................           (54,974)            (855,730)          (1,720,671)         (23,277,768)
                                                        --------------------------------------------------------------------------
Net increase ...................................           297,417         $  4,622,941              112,409         $  4,150,460
                                                        ==========================================================================

(a) On September 23, 1999, the Fund acquired the net assets of Templeton Global Real Estate Fund in a tax free exchange pursuant to a plan of reorganization approved by Templeton Global Real Estate Fund's shareholders.

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin Templeton Services, LLC (FT Services), Franklin/Templeton Distributors, Inc. (Distributors) and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, administrative manager, principal underwriter and transfer agent, respectively.

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

ANNUALIZED
 FEE RATE                    AVERAGE DAILY NET ASSETS
--------------------------------------------------------------------------------
  .625%                      First $100 million
  .500%                      Over $100 million, up to and including $250 million
  .450%                      Over $250 million

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors, up to .25%, 1.00% and 1.00% per year of the average daily net assets of Class A, Class B and Class C, respectively, for costs incurred in marketing the Fund's shares.

FRANKLIN  REAL  ESTATE  SECURITIES  TRUST
FRANKLIN REAL ESTATE SECURITIES FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $626,127 and $25,053, respectively.

The Fund paid transfer agent fees of $1,096,054, of which $716,973 was paid to Investor Services.

Included in professional fees are legal fees of $10,787 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


4. INCOME TAXES

At April 30, 2001, the Fund had tax basis capital losses of $47,632,649 which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2008 ............................................................   $ 7,017,805
2009 ............................................................    40,614,844
                                                                    -----------
                                                                    $47,632,649
                                                                    ===========

At April 30, 2001, the Fund had deferred capital losses occurring subsequent to October 31, 2000 of $438,414. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At April 30, 2001, the net unrealized appreciation based on the cost of investments for income tax purposes of $416,809,261 was as follows:

Unrealized appreciation .........................................  $ 76,986,318
Unrealized depreciation .........................................   (12,734,351)
                                                                    -----------
Net unrealized appreciation .....................................  $ 64,251,967
                                                                    ===========

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2001 aggregated $123,069,337 and $155,593,042, respectively.

FRANKLIN REAL ESTATE SECURITIES TRUST
FRANKLIN REAL ESTATE SECURITIES FUND

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN REAL ESTATE SECURITIES TRUST

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Real Estate Securities Trust (hereafter referred to as the Trust) at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 8, 2001


24